Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	524,362	(479,884)	44,478
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	1,309,073	(1,223,907)	85,166
Mineral property	150,010	-	150,010
	$21,010,463	$(1,744,981)	$19,265,482

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626